Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–108.52%
New York–100.43%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2048	$2,585	$2,627,853
Series 2018 B, RB(a)	5.00%	12/15/2033	60	62,602
Series 2018 B, RB(a)	5.00%	12/15/2034	250	260,388
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	940	895,264
Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	4.00%	04/01/2037	2,070	1,905,541
Albany Capital Resource Corp. (College of Siant Rose (The));
Series 2021, Ref. RB (Acquired 07/13/2022; Cost $620,338)(b)(c)	4.00%	07/01/2029	674	33,691
Series 2021, Ref. RB (Acquired 07/13/2022; Cost $637,231)(b)(c)	4.00%	07/01/2030	702	35,101
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $651,833)(b)(c)	4.00%	07/01/2031	730	36,510
Series 2021, Ref. RB (Acquired 03/16/2023; Cost $360,947)(b)(c)	4.00%	07/01/2041	564	28,193
Series 2021, Ref. RB (Acquired 10/28/2021-06/23/2022; Cost $9,319,446)(b)(c)	4.00%	07/01/2051	10,040	501,981
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools); Series 2024, RB	5.00%	06/01/2064	2,000	1,933,991
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	4.00%	10/01/2037	2,575	2,445,016
Series 2018, Ref. RB	5.00%	10/01/2043	4,060	3,918,288
Series 2018, Ref. RB	5.00%	10/01/2048	3,235	3,025,692
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	1,725	1,746,645
Series 2020 B, RB	4.00%	11/01/2045	1,500	1,341,914
Series 2020 B, RB	4.00%	11/01/2055	5,000	4,181,597
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(d)	0.00%	07/15/2034	3,685	2,638,053
Series 2016 A, Ref. RB	5.00%	07/15/2042	20,000	20,040,872
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System, Inc.); Series 2015, RB	5.25%	07/01/2035	1,500	1,485,474
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2032	140	144,390
Series 2018, Ref. RB	5.00%	10/01/2033	150	154,428
Series 2018, Ref. RB	5.00%	10/01/2037	500	510,337
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	825	830,925
Buffalo (City of), NY Municipal Water Finance Authority;
Series 2015 A, Ref. RB	5.00%	07/01/2029	300	300,458
Series 2015 A, Ref. RB	5.00%	07/01/2030	150	150,228
Series 2015 A, Ref. RB	5.00%	07/01/2031	210	210,317
Series 2015 A, Ref. RB	5.00%	07/01/2032	245	245,368
Build NYC Resource Corp.;
Series 2025, RB(e)	5.63%	07/01/2045	1,000	995,782
Series 2025, RB(a)	5.50%	07/01/2050	6,750	7,056,913
Series 2025, RB(e)	5.25%	10/15/2050	7,500	7,422,226
Series 2025, RB(a)	5.50%	07/01/2055	6,750	7,020,238
Series 2025, RB(e)	6.00%	07/01/2060	3,000	3,017,742
Build NYC Resource Corp. (Albert Einstein School of Medicine, Inc.); Series 2015, RB(e)	5.50%	09/01/2045	5,920	5,856,234
Build NYC Resource Corp. (Bay Ridge Preperatory School); Series 2024, RB(e)	5.00%	09/01/2044	625	603,590
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	5.00%	06/01/2038	1,525	1,538,894
Series 2018, RB	5.00%	06/01/2048	2,415	2,376,408
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(e)(f)	5.50%	12/31/2040	4,700	4,637,536
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	45	42,354
Series 2019, RB	4.00%	07/01/2049	3,300	3,038,785
Build NYC Resource Corp. (Classical Charter Schools); Series 2023, RB	4.75%	06/15/2058	1,450	1,302,341
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds);
Series 2022, RB(e)	5.75%	06/01/2052	$3,000	$2,982,108
Series 2022, RB(e)	5.75%	06/01/2062	5,250	5,117,772
Build NYC Resource Corp. (Grand Concourse Academy Charter School);
Series 2022 A, RB	5.00%	07/01/2052	550	536,605
Series 2022 A, RB	5.00%	07/01/2056	450	435,657
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds);
Series 2023, RB	5.25%	07/01/2057	3,750	3,779,031
Series 2023, RB	5.25%	07/01/2062	11,500	11,557,123
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2036	1,500	1,511,032
Series 2017, Ref. RB	5.00%	08/01/2047	4,430	4,117,040
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School);
Series 2017 A, RB(e)	5.00%	06/01/2047	1,250	1,148,567
Series 2017 A, RB(e)	5.00%	06/01/2052	1,100	976,966
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(e)	5.63%	02/01/2039	1,100	1,100,035
Series 2019, RB(e)	5.75%	02/01/2049	1,330	1,254,487
Build NYC Resource Corp. (NY Preparatory Charter School);
Series 2021 A, RB(e)	4.00%	06/15/2041	610	532,940
Series 2021 A, RB(e)	4.00%	06/15/2051	735	573,712
Series 2021 A, RB(e)	4.00%	06/15/2056	530	400,376
Build NYC Resource Corp. (Richmond Prep Charter School);
Series 2021 A, RB(e)	5.00%	06/01/2051	1,500	1,215,336
Series 2021 A, RB(e)	5.00%	06/01/2056	1,250	987,537
Build NYC Resource Corp. (Seton Education Partners-Brilla);
Series 2021 A, RB(e)	4.00%	11/01/2041	1,775	1,564,843
Series 2021 A, RB(e)	4.00%	11/01/2051	695	553,694
Build NYC Resource Corp. (Success Academy Charter Schools); Series 2024, RB	4.00%	09/01/2044	3,400	3,203,869
Build NYC Resource Corp. (The Chapin School, Ltd.); Series 2017, Ref. RB	5.00%	11/01/2047	9,700	10,477,688
Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	1,160	1,160,189
Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn);
Series 2023, RB(e)	5.50%	06/15/2053	2,125	2,102,781
Series 2023, RB(e)	5.50%	06/15/2063	1,375	1,345,228
Build NYC Resource Corp. (Urban Resource Insititute );
Series 2025, RB	5.38%	12/01/2046	625	676,536
Series 2025, RB	5.50%	12/01/2051	825	879,942
Build NYC Resource Corp. (Whin Music Community Charter School);
Series 2022, RB(e)	6.50%	07/01/2052	9,820	9,727,150
Series 2022, RB(e)	6.50%	07/01/2057	10,785	10,600,794
Build NYC Resource Corp. (Young Adult Institute, Inc.);
Series 2020 A, Ref. RB	5.00%	07/01/2030	885	889,005
Series 2020 A, Ref. RB	5.00%	07/01/2045	4,145	3,610,455
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	200	200,252
Series 2014, RB	5.00%	05/01/2039	250	250,189
Chemung (County of), NY Industrial Development Agency (Hathorn Redevelopment Co.); Series 2001 A, IDR(a)	5.00%	07/01/2033	1,270	1,272,685
City of New York NY;
Series 2025, GO Bonds(g)	5.25%	08/01/2053	12,000	12,658,026
Series 2025, GO Bonds(g)	5.25%	10/01/2055	20,000	21,035,182
Clinton County Capital Resource Corp. (CVES BOCES);
Series 2025, RB(e)	4.75%	07/01/2043	1,000	1,024,983
Series 2025, RB(e)	5.00%	07/01/2046	1,000	1,038,677
Dutchess (County of), NY Water & Wastewater Authority; Series 1998 1, RB(d)	0.00%	06/01/2027	1,000	956,185
Dutchess County Local Development Corp. (Bard College);
Series 2020 A, Ref. RB	5.00%	07/01/2040	1,000	1,023,505
Series 2020 A, Ref. RB	5.00%	07/01/2045	4,550	4,547,685
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2046	5,700	5,664,271
Dutchess County Local Development Corp. (Marist College); Series 2022, RB	4.00%	07/01/2049	9,370	8,396,859
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Dutchess County Local Development Corp. (Social Bonds); Series 2023, RB (CEP - FNMA)	5.00%	10/01/2040	$5,997	$6,501,135
East Rochester Housing Authority (Jefferson Park Association L.P.); Series 1999, RB(a)	6.75%	03/01/2030	720	699,755
Elmira (City of), NY Housing Authority (Eastgate Apartments L.P.); Series 2007, RB(a)	6.25%	06/01/2044	1,980	1,933,090
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2038	5,000	4,622,681
Series 2005 A, RB	5.00%	06/01/2045	1,275	1,057,408
Series 2005 D, RB(d)	0.00%	06/01/2055	198,300	15,634,864
Series 2006 A, RB(d)(e)	0.00%	06/01/2060	200,000	7,024,680
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group);
Series 2022 A, Ref. RB	5.25%	12/01/2052	25,750	26,112,269
Series 2025, RB	5.50%	12/01/2055	5,000	5,239,233
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB(e)	5.50%	07/01/2044	5,495	5,106,199
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(e)	6.80%	12/01/2044	9,530	9,711,263
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2034	1,500	1,500,773
Series 2014, RB	5.00%	07/01/2039	1,250	1,250,683
Series 2014, RB	5.00%	07/01/2044	1,000	1,000,261
Series 2017, Ref. RB	5.00%	07/01/2038	650	659,711
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	4.00%	02/15/2044	34,315	33,138,833
Series 2017 A, Ref. RB (INS - AGI)(h)	4.00%	02/15/2047	13,445	12,685,695
Huntington Local Development Corp. (Fountaingate Garden); Series 2021 A, RB	5.25%	07/01/2056	1,000	811,349
Livingston (County of), NY Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, RB	6.00%	07/01/2030	675	676,235
Long Island (City of), NY Power Authority (Green Bonds);
Series 2023 E, RB	5.00%	09/01/2048	2,500	2,618,476
Series 2023 E, RB	5.00%	09/01/2053	14,000	14,558,193
Metropolitan Transportation Authority;
Series 2016 C-1, RB	5.00%	11/15/2056	4,270	4,280,579
Series 2016 C-1, RB	5.25%	11/15/2056	10,000	10,040,439
Series 2024 A, Ref. RB	5.00%	11/15/2045	1,040	1,087,097
Metropolitan Transportation Authority (Bidding Group 2);
Series 2022 A, RB	4.00%	11/15/2050	23,835	22,367,520
Series 2022 A, RB	4.00%	11/15/2051	7,365	6,890,885
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	30,000	30,057,450
Series 2017 A, RB	5.00%	11/15/2047	7,000	7,055,044
Series 2017 A-1, RB	5.25%	11/15/2057	5,565	5,604,391
Series 2017 B-1, RB	5.25%	11/15/2057	20,000	20,277,642
Series 2019 C, RB (INS - AGI)(h)	4.00%	11/15/2045	560	517,710
Series 2020 C-1, RB	5.00%	11/15/2050	10,000	10,171,682
Series 2020 C-1, RB	5.25%	11/15/2055	30,715	31,611,009
Series 2024 A, Ref. RB	5.25%	11/15/2049	12,290	12,953,570
Series 2024, Ref. RB	5.00%	11/15/2052	2,000	2,088,103
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School); Series 2024, RB(e)	5.00%	07/01/2054	3,215	2,884,683
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2034	375	375,510
Monroe County Industrial Development Corp. (Monroe Community College); Series 2014, Ref. RB (INS - AGI)(h)	5.00%	01/15/2038	890	891,304
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2037	50	50,072
Series 2013 A, Ref. RB	5.00%	12/01/2042	2,010	2,010,339
Monroe County Industrial Development Corp. (Rochester Schools Modernization); Series 2005 A, RB(a)	6.50%	12/01/2042	1,930	1,693,516
Monroe County Industrial Development Corp. (Social Bonds);
Series 2022, RB(e)	5.88%	07/01/2052	1,000	990,627
Series 2022, RB(e)	6.00%	07/01/2057	1,000	999,981
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	$8,470	$8,306,788
Series 2019, Ref. RB	5.00%	01/01/2050	14,625	12,962,586
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2024, Ref. RB	5.25%	06/01/2049	500	533,036
Series 2024, Ref. RB	5.25%	06/01/2054	500	525,738
Monroe County Industrial Development Corp. (University of Rochester); Series 2020, RB(e)	5.00%	06/01/2050	950	915,039
Monroe Tobacco Asset Securitization Corp.; Series 2006 A, RB(d)(e)	0.00%	06/01/2061	400,000	17,902,720
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	24,045	24,043,793
Series 2016 A, RB	5.00%	11/15/2056	59,985	59,803,425
Nassau (County of), NY;
Series 2018 B, GO Bonds (INS - AGI)(h)	5.00%	07/01/2049	9,670	9,846,424
Series 2019 A, GO Bonds (INS - AGI)(h)	5.00%	04/01/2049	11,600	11,914,608
Series 2024 A, GO Bonds	4.00%	04/01/2054	6,000	5,559,163
Nassau (County of), NY Industrial Development Agency; Series 2021, RB(d)(i)	0.00%	01/01/2058	546	0
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	1,585	1,298,753
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	804	674,096
Series 2006 A-3, RB	5.00%	06/01/2035	750	605,261
Series 2006 A-3, RB	5.13%	06/01/2046	615	467,848
Series 2006 C, RB(d)	0.00%	06/01/2046	105,975	21,991,370
Series 2006 D, RB(d)	0.00%	06/01/2060	623,215	37,233,980
Series 2006 E, RB(d)	0.00%	06/01/2060	40,000	2,204,528
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	17,100	12,225,406
New York & New Jersey (States of) Port Authority;
One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	6,825	6,849,927
Series 2019 220, RB(a)	4.00%	11/01/2059	20,660	18,030,928
Series 2019, RB	4.00%	11/01/2041	600	602,883
Series 2019, RB(a)	4.00%	11/01/2047	9,120	8,308,702
Series 2020 221, RB(a)	4.00%	07/15/2060	32,450	28,295,946
Series 2022, RB(a)	5.00%	01/15/2052	13,000	13,217,909
Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2044	1,000	1,079,542
Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2049	2,000	2,125,121
Two Hundred Forty Second Series 2023, Ref. RB(a)	5.00%	12/01/2053	4,855	4,941,842
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2042	2,250	2,369,076
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2043	6,000	6,276,289
Two Hundred Thirty Fourth Series 2022, Ref. RB(a)	5.25%	08/01/2047	5,000	5,228,320
Two Hundred Twenty First Series 2020, RB(a)	4.00%	07/15/2050	16,230	14,633,569
Two Hundred Twenty Third Series 2021, Ref. RB(a)	4.00%	07/15/2046	9,625	8,851,769
Two Hundred Twenty Third Series 2021, Ref. RB(a)	4.00%	07/15/2051	4,960	4,455,784
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2028	5	5,049
Series 1997 C, GO Bonds (INS - NATL)(h)	5.50%	11/15/2037	10	10,019
Series 2002 D, GO Bonds	5.25%	06/01/2027	145	145,290
Series 2002 D, GO Bonds	5.38%	06/01/2032	380	380,722
Series 2003 F, GO Bonds	5.32%	01/15/2028	5	5,010
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	30,000	27,457,815
Series 2020 D-1, GO Bonds (INS - BAM)(h)	4.00%	03/01/2050	28,830	26,120,738
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	10,000	9,115,653
Series 2021 F-1, GO Bonds	4.00%	03/01/2047	17,000	15,776,581
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	10,000	10,179,697
Series 2024 A, GO Bonds	4.13%	08/01/2053	6,500	6,058,813
Series 2024 C, GO Bonds	5.25%	03/01/2048	3,430	3,622,250
Series 2024 D, GO Bonds	4.00%	04/01/2045	2,000	1,895,527
Series 2024 D, GO Bonds	4.00%	04/01/2050	5,000	4,625,916
Series 2024 D, GO Bonds	5.25%	04/01/2054	20,000	20,919,558
Series 2025 E, GO Bonds	5.25%	08/01/2050	2,000	2,107,043
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Subseries 2019 A-1, GO Bonds	5.00%	08/01/2045	$880	$903,832
Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	2,960	3,166,853
Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	5,250	5,594,057
Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	4,000	4,207,157
Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	5,700	5,273,544
Subseries 2024 C-1, GO Bonds	4.00%	09/01/2052	1,000	915,455
Subseries 2025 G-1, GO Bonds	5.25%	02/01/2050	5,000	5,279,296
Subseries 2025 G-1, GO Bonds	5.25%	02/01/2053	4,250	4,473,907
New York (City of), NY Industrial Development Agency (1996 Comprehensive Care Management Corp.);
Series 1998 C, RB	6.38%	11/01/2028	380	347,394
Series 1998, RB	6.38%	11/01/2028	945	863,133
New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	30	29,539
Series 2005 E-2, RB	6.13%	11/01/2035	2,050	1,538,693
New York (City of), NY Industrial Development Agency (Cool Wind Ventilation Corp.); Series 2007 A-2, IDR(a)	6.08%	11/01/2027	1,410	1,388,063
New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	5,165	5,227,949
New York (City of), NY Municipal Water Finance Authority;
Subseries 2023 AA-1, RB	5.25%	06/15/2052	50,000	53,029,890
Series 2020 BB-1, RB	4.00%	06/15/2050	9,750	8,998,517
Series 2020 DD-1, RB	4.00%	06/15/2050	10,000	9,229,248
Series 2021 AA-1, RB	4.00%	06/15/2051	10,000	9,210,086
Series 2021 CC-1, RB(g)	5.00%	06/15/2051	13,350	13,845,827
Series 2022 CC-1, RB	4.00%	06/15/2052	12,500	11,502,296
Series 2022 CC-1, RB	5.00%	06/15/2052	5,400	5,606,419
Series 2023 D, Ref. RB	4.13%	06/15/2046	10,000	9,606,124
Series 2023 D, Ref. RB	4.13%	06/15/2047	5,030	4,799,172
Series 2024 AA, RB	5.00%	06/15/2051	4,750	4,942,879
Series 2024 AA, RB	4.00%	06/15/2054	1,500	1,378,078
Series 2024 AA-1, RB(g)	5.25%	06/15/2053	35,000	37,032,975
Subseries 2025 AA-1, RB	5.25%	06/15/2055	12,500	13,313,395
New York (City of), NY Transitional Finance Authority;
Series 2019 A-3, RB	4.00%	05/01/2043	11,000	10,683,587
Series 2019 A-3, RB	3.00%	05/01/2045	1,000	794,461
Series 2019 B-1, RB	4.00%	11/01/2045	8,795	8,399,309
Series 2019 B-1, RB	4.00%	11/01/2047	5,875	5,484,572
Series 2020, RB	4.00%	05/01/2045	2,000	1,888,004
Series 2020, RB	4.00%	05/01/2046	23,000	21,570,343
Series 2021 B-1, RB	4.00%	08/01/2048	3,925	3,658,115
Series 2021 E-1, RB	4.00%	02/01/2046	12,855	12,232,056
Series 2022 C-1, RB	4.00%	02/01/2051	5,000	4,552,902
Series 2023 C, RB(g)(j)	5.50%	05/01/2053	24,000	25,709,150
Series 2023, RB	5.25%	05/01/2050	6,115	6,434,054
Series 2023, RB(g)	5.00%	05/01/2053	99,465	102,322,381
Series 2024 C, RB	5.00%	05/01/2050	5,000	5,185,793
Series 2024, RB	5.25%	05/01/2051	12,650	13,337,423
Series 2024, RB	4.13%	05/01/2052	8,200	7,668,096
Series 2025 A, RB	5.00%	05/01/2054	5,000	5,186,220
Series 2025 B, RB	5.00%	05/01/2051	2,000	2,079,341
Series 2025 B, RB	5.25%	05/01/2055	2,125	2,249,676
Series 2025 E, RB	5.50%	11/01/2049	10,000	10,853,109
Series 2025 E, RB	4.13%	11/01/2053	8,000	7,466,642
Series 2025 E, RB	5.00%	11/01/2053	10,000	10,349,530
Series 2025 H, RB	5.25%	11/01/2048	2,250	2,403,141
Series 2025 H, RB	5.50%	11/01/2051	2,160	2,345,090
Series 2025 H, RB	4.50%	11/01/2052	5,000	4,984,931
Series 2025, RB(g)	5.50%	05/01/2053	15,000	16,261,673
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Subseries 2016 F-3, RB	3.25%	02/01/2041	$5,000	$4,369,340
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History); Series 2024, Ref. RB	5.00%	07/15/2054	5,000	5,277,222
New York (State of) Bridge Authority;
Series 2021 A, RB	4.00%	01/01/2038	50	51,306
Series 2021 A, RB	4.00%	01/01/2039	175	178,508
Series 2021 A, RB	4.00%	01/01/2040	300	305,045
Series 2021 A, RB	4.00%	01/01/2041	220	222,227
New York (State of) Dormitory Authority;
Series 2018 A, RB	5.00%	07/01/2048	5,890	6,021,402
Series 2019 A, RB	4.00%	07/01/2045	25,280	23,823,690
Series 2019 C, RB(g)	4.00%	07/01/2049	22,500	20,546,069
Series 2020 A, RB (INS - BAM)(h)	4.00%	07/01/2050	3,295	3,026,713
Series 2020 A, Ref. RB	4.00%	03/15/2048	33,725	31,154,865
Series 2020 D, Ref. RB	4.00%	02/15/2047	19,075	17,697,299
Series 2020 D, Ref. RB	4.00%	02/15/2049	3,070	2,826,516
Series 2021 E, Ref. RB	4.00%	03/15/2047	11,000	10,199,478
Series 2022 A, RB(g)	4.00%	03/15/2049	26,425	24,361,807
Series 2022 A, RB (INS - BAM)(h)	4.25%	10/01/2051	5,500	5,317,363
Series 2022 A, Ref. RB	4.00%	03/15/2049	19,880	18,327,823
Series 2022 A, Ref. RB	5.00%	05/01/2052	8,000	8,068,028
Series 2023 A-1, Ref. RB	5.00%	03/15/2053	10,925	11,327,796
Series 2024 A, RB (INS - AGI)(h)	4.13%	10/01/2048	1,000	958,312
Series 2024 A, RB	5.50%	05/01/2049	2,250	2,338,062
Series 2024 A, RB	5.50%	05/01/2056	3,350	3,454,672
Series 2024 A, Ref. RB	5.25%	03/15/2049	3,560	3,778,706
Series 2024 A, Ref. RB	4.00%	03/15/2054	10,000	9,175,484
Series 2024 B, Ref. RB	4.00%	03/15/2054	5,000	4,640,499
Series 2025 A, Ref. RB	5.00%	03/15/2047	2,000	2,096,068
Series 2025 A, Ref. RB	5.00%	03/15/2049	12,000	12,538,102
Series 2025 A, Ref. RB	5.00%	03/15/2050	6,000	6,253,463
Series 2025 A, Ref. RB	5.00%	03/15/2055	20,000	20,897,496
Series 2025 B, Ref. RB	5.00%	03/15/2052	15,580	16,214,006
Series 2025 C, Ref. RB	5.25%	03/15/2050	25,000	26,695,862
Series 2025 C, Ref. RB	5.00%	03/15/2055	2,000	2,080,073
Series 2025, RB	5.13%	11/15/2050	2,350	2,369,453
Series 2025, RB	5.13%	11/15/2055	3,000	3,010,641
New York (State of) Dormitory Authority (Barnard College); Series 2025 A, Ref. RB	5.00%	07/01/2055	1,600	1,635,999
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(e)	5.35%	12/01/2035	7,960	6,596,370
Series 2015 B-1, Ref. RB(e)	6.18%	12/01/2031	3,015	2,815,904
New York (State of) Dormitory Authority (Barnard College);
Series 2020 A, Ref. RB	4.00%	07/01/2038	680	684,718
Series 2020 A, Ref. RB	4.00%	07/01/2040	675	673,951
Series 2020 A, Ref. RB	4.00%	07/01/2045	1,275	1,163,204
New York (State of) Dormitory Authority (Bidding Group 4); Series 2018 C, Ref. RB	4.00%	03/15/2044	11,385	10,928,397
New York (State of) Dormitory Authority (Bidding Group 5); Series 2020 A, Ref. RB	4.00%	03/15/2047	9,000	8,345,028
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	5.00%	07/01/2032	750	747,321
Series 2012 B, RB	5.00%	07/01/2032	195	194,088
Series 2019 A, Ref. RB	4.00%	07/01/2045	750	604,003
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Pooled Loan Program); Series 2005 A, RB (INS - AGI)(h)	5.00%	07/01/2034	20	20,018
New York (State of) Dormitory Authority (City of New York); Series 2005 A, RB (INS - AMBAC)(h)	5.50%	05/15/2031	555	641,075
New York (State of) Dormitory Authority (Columbia University); Series 2015, RB	5.00%	10/01/2045	115	131,770
New York (State of) Dormitory Authority (Cornell University); Series 2020 A, Ref. RB	4.00%	07/01/2050	1,000	925,123
New York (State of) Dormitory Authority (Educational Housing Services - CUNY Student Housing); Series 2005, RB (INS - AMBAC)(h)	5.25%	07/01/2030	25	26,029
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Fordham University);
Series 2020, RB	4.00%	07/01/2046	$12,755	$11,877,270
Series 2020, RB	4.00%	07/01/2050	34,565	31,319,471
New York (State of) Dormitory Authority (General Purpose); Series 2018 A, RB(g)	4.00%	03/15/2048	21,000	19,505,075
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2040	2,800	2,800,376
Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,144,433
New York (State of) Dormitory Authority (IONA University); Series 2025, Ref. RB (INS - AGI)(h)	5.00%	07/01/2051	2,000	2,080,361
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	4.00%	08/01/2036	5,570	5,320,844
Series 2018 A, Ref. RB	4.00%	08/01/2037	2,050	1,938,555
Series 2020 A, Ref. RB	4.00%	09/01/2045	8,205	7,178,728
Series 2020 A, Ref. RB	4.00%	09/01/2050	38,865	33,088,561
Series 2024, RB	5.50%	11/01/2047	2,665	2,796,042
New York (State of) Dormitory Authority (Municipal Health Facilities Improvement Program); Series 2006 A, RB (INS - NATL)(h)	4.50%	05/15/2036	30	30,023
New York (State of) Dormitory Authority (New School (The));
Series 2016 A, Ref. RB	4.00%	07/01/2043	5,050	4,694,705
Series 2016 A, Ref. RB	5.00%	07/01/2046	1,475	1,477,764
Series 2022 A, Ref. RB	4.00%	07/01/2047	3,590	3,147,273
New York (State of) Dormitory Authority (New York University); Series 2025 A, Ref. RB	5.25%	07/01/2055	10,000	10,634,936
New York (State of) Dormitory Authority (Northwell Health Obligated Group);
Series 2024, Ref. RB (INS - BAM)(h)	4.00%	05/01/2054	4,285	3,976,285
Series 2024, Ref. RB	5.25%	05/01/2054	34,955	36,466,860
New York (State of) Dormitory Authority (Pratt Institute); Series 2016, Ref. RB	5.00%	07/01/2046	500	501,557
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	5.00%	07/01/2049	10,000	10,178,171
New York (State of) Dormitory Authority (Rockefeller University);
Series 2019 C, Ref. RB	4.00%	07/01/2049	3,500	3,196,055
Series 2020 A, Ref. RB	5.00%	07/01/2053	13,750	14,074,273
New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	4.00%	07/01/2040	225	192,219
Series 2021, RB	5.00%	07/01/2051	750	642,837
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds); Series 2023, RB	5.00%	07/01/2053	4,000	4,188,660
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(e)	5.50%	12/01/2047	16,140	11,308,455
Series 2017 A-2, RB (Acquired 05/23/2017; Cost $23,695,000)(c)(e)	5.38%	09/01/2050	23,695	17,789,569
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $7,425,000)(c)(e)	5.38%	10/01/2042	7,425	5,828,227
New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB	5.00%	07/01/2047	2,000	1,727,074
Series 2022, Ref. RB	5.00%	07/01/2057	12,000	9,972,581
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB	5.25%	10/01/2049	35,750	36,441,648
New York (State of) Dormitory Authority (Yeshiva University); Series 2022 A, Ref. RB	5.00%	07/15/2050	4,000	3,933,464
New York (State of) Housing Finance Agency;
Series 2014 C, RB	4.00%	11/01/2046	7,340	6,813,878
Series 2014 G, RB (CEP - GNMA)	4.00%	05/01/2047	3,080	2,875,715
Series 2015 C, RB	4.15%	05/01/2048	2,295	2,178,731
Series 2020 C, RB (CEP - Federal Housing Administration)	4.20%	11/01/2054	25,590	24,003,617
Series 2025 B-1, RB	5.25%	11/01/2065	5,000	5,117,240
New York (State of) Housing Finance Agency (Green Bonds);
Series 2023 A-1, RB	5.00%	05/01/2063	3,000	3,036,112
Series 2023 B-1, RB	4.90%	11/01/2053	3,750	3,787,233
Series 2023 B-1, RB	4.95%	11/01/2058	4,000	4,010,906
Series 2023 E-1, RB	4.75%	11/01/2048	1,845	1,842,755
Series 2023 E-1, RB	5.05%	11/01/2063	2,000	2,029,545
Series 2024 A-1, RB	5.00%	06/15/2054	7,575	7,815,821
New York (State of) Housing Finance Agency (Horizons at Wawayanda); Series 2007 A, RB (CEP - FHLMC)(a)	5.15%	11/01/2040	100	100,049
New York (State of) Housing Finance Agency (Tiffany Gardens); Series 2005 A, RB(a)	5.13%	08/15/2037	310	310,195
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 252, RB	4.45%	10/01/2043	$1,025	$1,036,117
Series 2023 252, RB	4.55%	10/01/2048	1,725	1,720,545
Series 2023 252, RB	4.65%	10/01/2053	1,625	1,629,019
Series 2023-255, RB	4.88%	10/01/2048	2,000	2,038,118
New York (State of) Power Authority (Green Bonds);
Series 2020 A, RB(g)(j)	4.00%	11/15/2060	39,155	35,453,564
Series 2020 A, Ref. RB	4.00%	11/15/2050	10,000	9,270,673
Series 2020 A, Ref. RB	4.00%	11/15/2055	12,475	11,393,809
Series 2024 A, RB	4.00%	11/15/2054	5,000	4,582,899
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(h)	5.13%	11/15/2058	18,000	18,930,274
New York (State of) Thruway Authority;
Series 2016 A, RB	5.00%	01/01/2051	27,580	27,581,553
Series 2016 A, RB	5.25%	01/01/2056	5,445	5,446,460
Series 2019 B, RB	4.00%	01/01/2050	13,815	12,627,650
Series 2019 B, RB (INS - AGI)(h)	4.00%	01/01/2050	45,000	41,075,752
Series 2020 N, RB	4.00%	01/01/2044	10,000	9,745,628
Series 2020 N, RB	4.00%	01/01/2047	6,170	5,922,072
Series 2024 P, Ref. RB	5.25%	01/01/2054	5,030	5,353,257
Series 2025 A, RB	5.00%	03/15/2049	5,000	5,229,858
New York (State of) Thruway Authority (Bidding Group 1); Series 2022 A, Ref. RB	4.00%	03/15/2049	4,200	3,918,786
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds); Series 2022 C, RB	5.00%	03/15/2055	23,220	23,847,202
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds); Series 2022 C, RB	4.13%	03/15/2056	3,665	3,416,237
New York (State of) Thruway Authority (Bidding Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2052	8,500	7,810,878
Series 2021 A-1, Ref. RB	4.00%	03/15/2053	15,000	13,742,262
New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	19,000	17,099,198
New York (State of) Thruway Authority (Group 1);
Series 2021 O, Ref. RB	4.00%	01/01/2047	10,155	9,748,194
Series 2021 O, Ref. RB	4.00%	01/01/2049	7,210	6,872,982
New York (State of) Thruway Authority (Group 2); Series 2020 N, RB	4.00%	01/01/2045	5,000	4,843,281
New York (State of) Utility Debt Securitization Authority (Green Bonds); Series 2022, Ref. RB	5.00%	09/15/2052	5,000	5,236,136
New York City Health and Hospitals Corp.;
Series 2014 C-1-A, RB	4.30%	11/01/2047	5,030	4,881,417
Series 2021 A, Ref. RB	4.00%	02/15/2048	1,000	932,832
Series 2023, RB	4.60%	08/01/2048	3,500	3,484,162
New York City Health and Hospitals Corp. (Green Bonds);
Series 2023, RB	4.80%	02/01/2053	22,140	22,192,038
Series 2024 C-1, RB	4.50%	08/01/2054	2,000	1,956,038
Series 2025 A-1, RB	4.80%	11/01/2055	16,755	16,626,834
New York City Housing Development Corp;
Series 2025, RB (CEP - GNMA)(g)	5.00%	11/01/2045	2,000	2,055,360
Series 2025, RB (CEP - GNMA)(g)	5.05%	11/01/2050	2,000	2,045,984
Series 2025, RB(g)	5.00%	11/01/2055	18,000	18,193,453
Series 2025, RB (CEP - GNMA)(g)	5.13%	11/01/2055	6,000	6,117,457
Series 2025, RB (CEP - GNMA)(g)	5.20%	11/01/2060	2,500	2,559,757
New York City Housing Development Corp.; Series 2025 C, RB (CEP - FHLMC)	4.95%	02/01/2055	3,500	3,516,214
New York City Municipal Water Finance Authority; Series 2025, RB(g)	5.25%	06/15/2053	20,000	21,227,310
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2045	19,625	19,624,452
Series 2016 B, RB(d)	0.00%	11/15/2044	3,270	1,326,550
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	210	210,096
Series 2000 A, RB	6.63%	06/01/2042	17,070	17,071,287
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	25	25,474
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	$11,185	$8,774,984
Series 2005 D, RB(d)	0.00%	06/01/2050	66,335	14,341,461
Series 2005 E, RB(d)	0.00%	06/01/2055	165,210	13,702,683
Series 2010 A, RB(e)	6.25%	06/01/2041	31,214	30,134,417
New York Counties Tobacco Trust V;
Series 2005 S-1, RB(d)	0.00%	06/01/2038	49,420	22,350,151
Series 2005 S-2, RB(d)	0.00%	06/01/2050	6,770	1,031,627
Series 2005 S-3, RB(d)	0.00%	06/01/2055	219,195	18,231,741
Series 2005 S4B, RB(d)(e)	0.00%	06/01/2060	715,900	30,076,820
New York Counties Tobacco Trust VI;
Series 2016 A-2, Ref. RB	5.00%	06/01/2051	8,875	7,527,277
Series 2016 A-2B, Ref. RB	5.00%	06/01/2045	3,750	3,295,056
Series 2016 B, Ref. RB	5.00%	06/01/2041	870	870,892
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(e)	5.00%	11/15/2044	4,045	4,045,015
New York Liberty Development Corp. (7 World Trade Center);
Series 2022, Ref. RB	3.13%	09/15/2050	10,000	7,591,208
Series 2022, Ref. RB	3.25%	09/15/2052	7,500	5,568,397
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB	2.88%	11/15/2046	28,160	20,731,553
New York State Dormitory Authority;
Series 2025, RB(g)	5.25%	03/15/2050	20,000	21,356,690
Series 2025, RB (INS - AGI)(g)(h)	5.50%	07/01/2050	4,000	4,361,953
Series 2025, RB (INS - AGI)(g)(h)	5.50%	07/01/2055	7,000	7,582,239
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.); Series 2020, RB(a)(e)(k)	5.13%	09/03/2030	2,700	2,817,187
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds); Series 2017 A, Ref. RB	5.00%	06/15/2046	6,100	6,195,062
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority); Series 2023, Ref. RB	5.00%	06/15/2053	3,910	4,120,904
New York State Environmental Facilities Corp. (Pooled Financing Program); Series 2005 B, RB(l)	5.50%	04/15/2035	615	724,198
New York State Thruway Authority; Series 2025, RB(g)	5.00%	03/15/2051	30,000	31,297,770
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2045	5	4,717
Series 2020 A, RB	4.00%	03/15/2049	36,685	33,877,358
Series 2020 C, Ref. RB	4.00%	03/15/2045	5,000	4,716,721
Series 2020 E, Ref. RB	3.00%	03/15/2047	3,740	2,876,201
New York State Urban Development Corp. (Bidding Group 2); Series 2021 A, Ref. RB	3.00%	03/15/2041	5,000	4,353,436
New York State Urban Development Corp. (Bidding Group 3); Series 2021, Ref. RB	4.00%	03/15/2047	5,000	4,679,387
New York State Urban Development Corp. (Bidding Group 4);
Series 2020 E, Ref. RB	4.00%	03/15/2042	4,665	4,589,401
Series 2022 A, Ref. RB	5.00%	03/15/2046	11,435	11,910,655
Series 2022 A, Ref. RB	5.00%	03/15/2047	8,565	8,892,450
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2016, Ref. RB(a)	5.00%	08/01/2031	20,000	20,009,832
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2036	11,095	11,280,480
Series 2020, RB(a)	5.00%	10/01/2040	10,000	10,149,275
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB (INS - AGI)(a)(h)	5.00%	06/30/2049	5,000	5,039,571
Series 2023, RB(a)	6.00%	06/30/2054	13,160	13,690,020
Series 2023, RB (INS - AGI)(a)(h)	5.13%	06/30/2060	30,900	31,071,001
Series 2023, RB(a)	5.38%	06/30/2060	25,050	25,139,501
Series 2024, RB(a)	5.50%	06/30/2054	21,810	22,133,898
Series 2024, RB (INS - BAM)(a)(h)	5.00%	06/30/2060	10,000	10,018,837
Series 2024, RB(a)	5.50%	06/30/2060	8,990	9,112,257
Series 2025, RB(a)	6.00%	06/30/2050	3,500	3,754,437
Series 2025, RB (INS - AGI)(a)(h)	6.00%	06/30/2055	3,500	3,779,823
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2024, RB (INS - BAM)(a)(h)	5.25%	06/30/2049	$7,750	$7,981,196
Series 2025, RB(a)	6.00%	06/30/2055	7,000	7,468,535
Series 2025, RB(a)	6.00%	06/30/2059	3,000	3,190,056
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGI)(a)(h)	4.00%	07/01/2036	5,345	5,334,144
Series 2016 A, RB(a)	5.00%	07/01/2041	8,250	8,250,689
Series 2016 A, RB(a)	5.00%	07/01/2046	15,000	14,963,077
Series 2016 A, RB(a)	5.25%	01/01/2050	43,900	43,899,543
Series 2016 A, RB (INS - AGI)(a)(h)	4.00%	01/01/2051	8,900	7,916,300
Series 2016, RB (INS - AGI)(a)(h)	4.00%	07/01/2037	10,625	10,597,865
Series 2016, RB (INS - AGI)(a)(h)	5.00%	07/01/2046	4,990	4,990,130
Series 2023, RB(a)	6.00%	04/01/2035	10,000	11,041,004
Series 2023, RB(a)	5.63%	04/01/2040	15,000	15,763,191
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB(a)	5.00%	12/01/2041	16,000	16,615,632
Series 2024, Ref. RB (INS - AGI)(a)(h)(m)	5.00%	12/31/2054	5,000	3,268,948
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds);
Series 2024, Ref. RB (INS - AGI)(a)(h)	5.25%	12/31/2054	40,425	41,126,677
Series 2024, Ref. RB(a)	5.50%	12/31/2060	5,000	5,111,157
Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	3,500	3,166,527
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2019, Ref. RB(a)	5.00%	04/01/2039	720	736,458
Niagara Tobacco Asset Securitization Corp.;
Series 2014, Ref. RB	5.25%	05/15/2034	6,645	6,645,323
Series 2014, Ref. RB	5.25%	05/15/2040	275	264,326
Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2021 A, RB (INS - AGI)(h)	4.00%	12/01/2046	1,355	1,262,011
Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2028	1,050	1,060,092
Series 2019, Ref. RB	5.00%	07/01/2030	1,160	1,175,062
Series 2019, Ref. RB	5.00%	07/01/2031	1,215	1,228,444
Series 2019, Ref. RB	5.00%	07/01/2032	775	781,968
Series 2019, Ref. RB	5.00%	07/01/2033	1,340	1,347,463
Series 2019, Ref. RB	5.00%	07/01/2034	1,410	1,413,814
Series 2019, Ref. RB	4.00%	07/01/2039	2,910	2,474,399
Series 2019, Ref. RB	5.00%	07/01/2049	8,270	7,153,065
Oneida Indian Nation; Series 2024 B, RB(e)	6.00%	09/01/2043	3,150	3,397,167
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.); Series 2017, Ref. RB	5.00%	05/01/2040	650	655,571
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2041	5	4,961
Series 2019, Ref. RB	4.00%	12/01/2047	2,000	1,821,010
Series 2019, Ref. RB	4.00%	12/01/2049	13,850	12,457,299
Onondaga Civic Development Corp.;
Series 2025, RB	4.50%	12/01/2050	9,790	9,732,880
Series 2025, RB	5.50%	12/01/2056	5,000	5,496,983
Orange County Funding Corp. (Mount St. Mary College);
Series 2012 A, RB	5.00%	07/01/2037	1,320	1,101,891
Series 2012 A, RB	5.00%	07/01/2042	1,435	1,089,424
Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2030	3,205	2,846,610
Series 2015 A, Ref. RB	5.00%	10/01/2035	2,000	1,605,957
Series 2015 A, Ref. RB	5.00%	10/01/2045	9,785	6,626,066
Poughkeepsie (City of), NY Industrial Development Agency (Eastman & Bixby Redevelopment Co. LLC); Series 2000 A, RB(a)	6.00%	08/01/2032	1,840	1,844,705
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2033	2,525	2,525,198
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR(a)	5.38%	12/01/2036	2,500	2,504,792
Rockland (County of), NY Solid Waste Management Authority (Animal Shelter); Series 2024 A, RB	6.25%	12/15/2054	5,000	5,703,989
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	$690	$699,179
Series 2005 A, RB(d)(e)	0.00%	08/15/2045	3,660	1,113,663
Series 2005 C, RB(d)(e)	0.00%	08/15/2060	25,000	1,829,530
Saratoga County Capital Resource Corp. (WSWHE Boces Project); Series 2025, RB	5.00%	07/01/2047	2,500	2,651,386
Schenectady County Capital Resource Corp. (One Broadway Center); Series 2025 A, RB	5.25%	01/01/2050	1,000	1,060,798
Schenectady County Capital Resource Corp. (Union College); Series 2022, Ref. RB	5.25%	07/01/2052	1,000	1,044,303
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2021 A, Ref. RB	5.00%	09/01/2035	270	281,331
Series 2021 A, Ref. RB	5.00%	09/01/2035	150	156,295
Series 2021 A, Ref. RB	5.00%	09/01/2036	105	108,797
Series 2021 A, Ref. RB	5.00%	09/01/2036	300	310,850
Series 2021 A, Ref. RB	5.00%	09/01/2037	300	309,090
Series 2021 A, Ref. RB	5.00%	09/01/2037	150	154,545
Series 2021 A, Ref. RB	5.00%	09/01/2038	225	230,613
Series 2021 A, Ref. RB	5.00%	09/01/2038	150	153,742
Series 2021 A, Ref. RB	5.00%	09/01/2039	670	683,662
Series 2021 A, Ref. RB	5.00%	09/01/2039	235	239,792
Series 2021 A, Ref. RB	5.00%	09/01/2040	150	151,580
Series 2021 A, Ref. RB	5.00%	09/01/2041	330	330,852
Series 2021 A, Ref. RB	5.00%	09/01/2041	300	300,477
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2016 A, Ref. RB	5.00%	07/01/2036	540	543,675
Series 2022, Ref. RB	5.25%	07/01/2041	440	464,262
Series 2022, Ref. RB	5.25%	07/01/2042	425	444,465
Series 2022, Ref. RB	5.25%	07/01/2047	3,820	3,912,432
Series 2022, Ref. RB	5.25%	07/01/2052	2,500	2,545,083
Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Adults and Children with Learning and Developmental Disabilities, Inc. Civic Facility); Series 2006 A-D2, RB	6.00%	10/01/2031	160	155,656
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	3,555	3,233,945
Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	415,519
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(e)	6.75%	06/01/2027	155	155,111
Suffolk Regional Off-Track Betting Corp.;
Series 2024, RB	5.75%	12/01/2044	9,500	9,663,074
Series 2024, RB	6.00%	12/01/2053	10,000	10,154,397
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	2,265	2,070,875
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(e)	5.35%	11/01/2049	30,805	30,851,543
Series 2016 B-2, RB(e)	5.35%	11/01/2049	5,820	5,828,793
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB(b)	5.00%	07/01/2032	3,125	625,000
Triborough Bridge & Tunnel Authority;
Series 2016 A, Ref. RB	5.00%	11/15/2046	20,500	20,546,666
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	35,000	36,113,308
Series 2024 A-1, RB	5.00%	05/15/2049	4,600	4,812,152
Series 2024 A-1, RB	5.25%	11/15/2051	4,000	4,267,883
Series 2024 A-1, RB	5.25%	05/15/2059	15,230	16,048,411
Series 2024 A-1, RB	5.25%	05/15/2064	10,000	10,494,293
Series 2025, RB(g)	5.25%	11/15/2055	16,000	17,114,182
Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	30,800	27,603,000
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 A, RB	4.00%	11/15/2048	$13,655	$12,712,051
Series 2019 C, RB	4.00%	11/15/2043	21,500	20,934,842
Series 2020 A, RB	5.00%	11/15/2049	5,000	5,160,280
Series 2020 A, RB	5.00%	11/15/2054	4,850	4,982,810
Series 2021 A, RB	5.00%	11/15/2051	5,000	5,139,471
Series 2021 A, RB(g)	5.00%	11/15/2051	10,000	10,278,942
Series 2021 A, RB	5.00%	11/15/2056	11,570	11,858,541
Series 2022 C, RB	5.00%	05/15/2047	5,000	5,183,902
Series 2023 A, RB(g)	4.25%	05/15/2058	10,000	9,446,276
Series 2023 A, RB(g)	5.25%	05/15/2058	10,000	10,490,236
Series 2023 A, RB(g)	4.50%	05/15/2063	40,000	39,434,212
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund);
Series 2023 A, RB	4.13%	05/15/2053	7,125	6,707,097
Series 2023 A, RB	4.25%	05/15/2058	2,825	2,668,573
Series 2025, RB	5.25%	12/01/2054	10,000	10,606,979
Series 2025, RB (INS - AGI)(h)	4.50%	12/01/2056	4,500	4,463,394
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	13,930	12,389,803
Series 2016 B, Ref. RB	5.00%	06/01/2048	4,345	3,828,408
Series 2017 A, Ref. RB	5.00%	06/01/2041	16,855	16,899,595
Westchester (County of), NY Industrial Development Agency (Clearview School (The)); Series 2005 B, RB	7.25%	01/01/2035	570	483,493
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(a)(e)	7.00%	06/01/2046	470	489,367
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	3,730	3,590,336
Westchester County Industrial Development Agency; Series 2025, RB(e)	6.20%	12/01/2042	5,500	5,474,477
Westchester County Local Development Corp.;
Series 2025, RB	7.25%	11/01/2045	3,255	3,582,737
Series 2025, RB (INS - AGI)(h)	6.50%	11/01/2055	5,500	6,258,944
Westchester County Local Development Corp. (Betheal Methodist);
Series 2020 A, Ref. RB	5.00%	07/01/2040	2,235	2,058,113
Series 2020 A, Ref. RB	5.13%	07/01/2055	5,000	4,048,642
Series 2020 B, Ref. RB	5.88%	07/01/2030	4,720	4,545,569
Westchester County Local Development Corp. (Kendal on Hudson);
Series 2022, Ref. RB	5.00%	01/01/2032	500	528,252
Series 2022, Ref. RB	5.00%	01/01/2041	520	536,649
Series 2022, Ref. RB	4.25%	01/01/2045	1,670	1,559,568
Series 2022, Ref. RB	5.00%	01/01/2051	2,500	2,503,112
Westchester County Local Development Corp. (Purchase Senior Learning Community, Inc.);
Series 2021, Ref. RB(e)	5.00%	07/01/2046	10,340	9,632,075
Series 2021, Ref. RB(e)	4.50%	07/01/2056	8,200	6,662,346
Series 2021, Ref. RB(e)	5.00%	07/01/2056	5,000	4,417,658
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group);
Series 2016, Ref. RB	5.00%	11/01/2046	20,765	19,218,340
Series 2023, RB (INS - AGI)(h)	5.00%	11/01/2047	2,875	2,966,923
Series 2023, RB (INS - AGI)(h)	5.75%	11/01/2048	2,000	2,181,498
Series 2023, RB (INS - AGI)(h)	5.75%	11/01/2049	2,125	2,314,103
Series 2023, RB (INS - AGI)(h)	5.00%	11/01/2051	2,750	2,818,670
Series 2023, RB	6.25%	11/01/2052	2,560	2,588,584
Series 2023, RB (INS - AGI)(h)	5.75%	11/01/2053	1,000	1,083,901
Westchester Tobacco Asset Securitization Corp.;
Series 2016 C, Ref. RB	5.00%	06/01/2045	18,025	15,837,677
Series 2016 C, Ref. RB	5.13%	06/01/2051	4,000	3,393,961
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(e)	4.13%	12/01/2041	6,390	5,807,005
Yonkers (City of), NY; Series 2022 F, GO Bonds (INS - BAM)(h)	5.00%	11/15/2042	1,105	1,192,467
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	$420	$422,169
Series 2019 A, RB	5.00%	10/15/2049	640	593,488
				4,047,669,873
Puerto Rico–7.56%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,235	1,251,952
Series 2002, RB	5.63%	05/15/2043	2,125	2,160,043
Series 2005 A, RB(d)	0.00%	05/15/2050	20,000	4,125,538
Series 2008 A, RB(d)	0.00%	05/15/2057	633,850	30,279,522
Series 2008 B, RB(d)	0.00%	05/15/2057	574,600	17,368,319
PRHTA Custodial Trust; Series 2022 L, RB	5.25%	12/06/2049	697	402,062
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(d)	0.00%	07/01/2033	3,424	2,468,674
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	2,936	3,004,012
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	2,889	3,067,194
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,406	1,548,713
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	5,543	5,539,334
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	2,391	2,375,766
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,053	1,973,467
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	2,791	2,580,681
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	14,030	12,483,522
Subseries 2022, RN(d)	0.00%	11/01/2051	14,684	8,571,983
Subseries 2022, RN(d)	0.00%	11/01/2051	7,378	2,499,283
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	349	338,342
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 05/26/2000; Cost $70,063)(c)	6.63%	01/01/2027	63	63,098
Series 2023 A, RB (Acquired 05/26/2000; Cost $556,874)(c)	6.63%	01/01/2028	484	480,387
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University of the Sacred Heart);
Series 2012, Ref. RB	5.00%	10/01/2031	465	465,587
Series 2012, Ref. RB	5.00%	10/01/2042	200	189,547
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (Acquired 09/23/2011-12/28/2011; Cost $3,859,142) (INS - NATL)(c)(h)	5.00%	07/01/2033	4,005	4,006,101
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(d)	0.00%	07/01/2046	78,065	26,619,986
Series 2018 A-1, RB(d)	0.00%	07/01/2051	37,047	9,232,731
Series 2018 A-1, RB	4.75%	07/01/2053	13,361	12,719,689
Series 2018 A-1, RB	5.00%	07/01/2058	31,456	30,668,524
Series 2019 A-2, RB	4.54%	07/01/2053	976	890,236
Series 2019 A-2, RB	4.78%	07/01/2058	17,880	16,879,966
University of Puerto Rico;
Series 2006 P, Ref. RB (Acquired 06/18/2007-07/31/2013; Cost $6,862,860)(c)	5.00%	06/01/2030	7,280	7,178,085
Series 2006 Q, RB (Acquired 03/23/2007-02/06/2019; Cost $4,550,853)(c)	5.00%	06/01/2026	4,555	4,545,380
Series 2006 Q, RB (Acquired 12/01/2006-07/10/2007; Cost $24,375,000)(c)	5.00%	06/01/2030	24,375	24,033,767
Series 2006 Q, RB (Acquired 12/01/2006-10/03/2011; Cost $67,135,814)(c)	5.00%	06/01/2036	67,190	64,567,742
				304,579,233
Virgin Islands–0.34%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB(a)	5.00%	09/01/2029	540	540,309
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(e)	6.00%	04/01/2053	9,250	9,516,107
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGI)(h)	5.00%	10/01/2032	1,945	1,950,707
Virgin Islands Transportation & Infrastructure Corp. (Garvee); Series 2025, Ref. RB	5.00%	09/01/2044	1,500	1,581,992
				13,589,115
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–0.11%
Guam (Territory of) Waterworks Authority; Series 2025 A, RB	5.50%	07/01/2055	$4,000	$4,198,757
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(a)	5.75%	09/01/2031	225	226,789
				4,425,546
Northern Mariana Islands–0.08%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(e)	5.00%	06/01/2030	3,270	3,231,923
Total Municipal Obligations (Cost $4,596,495,413)				4,373,495,690
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(i)			10,641	0
TOTAL INVESTMENTS IN SECURITIES(n)–108.52% (Cost $4,596,495,413)				4,373,495,690
FLOATING RATE NOTE OBLIGATIONS–(9.25)%
Notes with interest and fee rates ranging from 3.33% to 3.52% at 11/30/2025 and contractual maturities of collateral ranging from 11/01/2045 to 05/15/2063(o)				(372,745,000)
BORROWINGS–(0.10)%				(3,900,000)
OTHER ASSETS LESS LIABILITIES–0.83%				33,418,906
NET ASSETS–100.00%				$4,030,269,596
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2025 was $1,260,476, which represented less than 1% of the Fund’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at November 30, 2025 was $129,127,832, which represented 3.20% of the Fund’s Net Assets.
(d)	Zero coupon bond issued at a discount.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $312,135,017, which represented 7.74% of the Fund’s Net Assets.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Underlying security related to TOB Trusts entered into by the Fund.
(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $37,575,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(k)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(l)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(m)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(n)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty, Inc.	5.7%

See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

(o)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2025. At November 30,
2025, the Fund’s investments with a value of $532,293,550 are held by TOB Trusts and serve as collateral for the $372,745,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	1,349	March-2026	$(152,900,719)	$(961,307)	$(961,307)

(a)	Futures contracts collateralized by $2,529,380 cash held with Goldman Sachs International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® New York Municipals Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$4,373,495,690	$—	$4,373,495,690
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	4,373,495,690	0	4,373,495,690
Other Investments - Liabilities*
Futures Contracts	(961,307)	—	—	(961,307)
Total Investments	$(961,307)	$4,373,495,690	$—	$4,372,534,383

*	Unrealized appreciation (depreciation).
Invesco Rochester® New York Municipals Fund